BONDS PAYABLE AND ACCRUED INTEREST	12 Months Ended
Dec. 31, 2017
BONDS PAYABLE AND ACCRUED INTEREST [Abstract]
BONDS PAYABLE AND ACCRUED INTEREST
21.	BONDS PAYABLE AND ACCRUED INTEREST

On January 29, 2013, Jiangxi Jinko issued a six-year bond with an aggregate principal amount of RMB800,000,000 which bears a fixed annual interest rate of 8.99% and will mature on January 28, 2019. At the end of the third year in the life of the bonds, the Group has the option to raise the interest rate by up to 100 basis points, and the bondholders will have the right to require Jiangxi Jinko to repurchase all or part of their bond, at such time. The bond is recorded on amortized cost basis with the interest rate of 8.99%.

Bonds payable are all issued at face value, unsecured from the issuance date.

The Company has repurchased the bond with the face value of RMB800,000,000 and settled all the interests in the year ended December 31, 2016.

On July 17 2017, Jiangxi Jinko issued a three year medium term notes(“MTN”) with an aggregate principal of RMB 300,000,000 which bears a fixed annual interest rate of 7.37% and will mature on July 17, 2020. At the end of the second year in the life of the MTN, the Group has the option to adjust the interest rate, and the MTN holders will have the right to require Jiangxi Jinko to repurchase all or part of their MTNs, at such time. The bond is recorded on amortized cost basis with the interest rate of 7.37%. Interest expense related to MTN was RMB10,256,583 for the year ended December 31, 2017.

Medium term notes are all issued at face value, unsecured from the issuance date.

According to ASU 2015-03, the MTN issuance costs amounted to RMB2,100,000 was recorded as direct deduction from the carrying amount of the MTN liability, and amortized over a two-year period, from the issuance date to the date the put option of the MTN holders is first exercisable.